REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Revenue Recognition [Abstract]
Rebates	$ 2,676	$ 2,752
Chargebacks	1,302	1,052
Returns	505	510
Other	120	114
Sales reserves and allowances	$ 4,603	$ 4,428